Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and cash equivalents [abstract]
Cash and bank balances		$ 72,710	$ 80,162
Short term deposits with banks	[1]	14,721	47,736
Total		$ 87,431	$ 127,898	$ 108,153	$ 105,633

[1]	Short-term deposits can be withdrawn by the Company at any time without prior notice and are readily convertible into known amounts of cash with an insignificant risk of changes in value.